Summary of Significant Accounting Policies - Schedule of Movement of Contract Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Summary of Significant Accounting Policies - Schedule of Movement of Contract Assets (Details) [Line Items]
Balance, at beginning of the year	$ 1,158,370	$ 603,979
Addition	673,711	1,112,636
Reduction	(54,705)	(565,881)
Exchange rate difference	60,759	7,636
Balance, at end of the year	1,838,135	1,158,370
Performance Obligations [Member]
Summary of Significant Accounting Policies - Schedule of Movement of Contract Assets (Details) [Line Items]
Balance, at beginning of the year	0	0
Addition	5,755,527	0
Reduction	(4,522,302)	0
Exchange rate difference	23,156	0
Balance, at end of the year	$ 1,256,381	$ 0